Segment Information - Revenues by Product Grouping (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Net revenues	$ 2,736,080	$ 2,646,154	$ 2,563,064
Workspace Services Revenues [Member]
Segment Reporting Information [Line Items]
Net revenues	1,690,783	1,639,072	1,600,581
Delivery Networking Revenues [Member]
Segment Reporting Information [Line Items]
Net revenues	782,875	749,910	702,028
Cloud Services Revenues [Member]
Segment Reporting Information [Line Items]
Net revenues	130,955	101,403	75,569
Professional Services [Member]
Segment Reporting Information [Line Items]
Net revenues	131,229	147,488	175,541
Other [Member]
Segment Reporting Information [Line Items]
Net revenues	$ 238	$ 8,281	$ 9,345